Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 2,350	€ 2,350
Property, plant and equipment at beginning period	2,350
Depreciation charge	(734)	(677)	€ (558)
Property, plant and equipment at ending period	2,557	2,350
Research and development cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(701)	(645)	(550)
General and administrative expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(33)	(32)	(8)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,081	5,494	5,494
Property, plant and equipment at beginning period	6,081	5,494
Additions	941	672
Disposals	(224)	(85)
Property, plant and equipment at ending period	6,798	6,081	5,494
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,731)	(3,139)	(3,139)
Property, plant and equipment at beginning period	(3,731)	(3,139)
Depreciation charge	(734)	(677)
Disposals	224	85
Property, plant and equipment at ending period	(4,241)	(3,731)	(3,139)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,291	1,291
Property, plant and equipment at beginning period	1,291
Property, plant and equipment at ending period	1,453	1,291
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,967	3,693	3,693
Property, plant and equipment at beginning period	3,967	3,693
Additions	540	274
Property, plant and equipment at ending period	4,507	3,967	3,693
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,676)	(2,284)	(2,284)
Property, plant and equipment at beginning period	(2,676)	(2,284)
Depreciation charge	(378)	(392)
Property, plant and equipment at ending period	(3,054)	(2,676)	(2,284)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	708	708
Property, plant and equipment at beginning period	708
Property, plant and equipment at ending period	787	708
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,494	1,227	1,227
Property, plant and equipment at beginning period	1,494	1,227
Additions	371	352
Disposals	(224)	(85)
Property, plant and equipment at ending period	1,641	1,494	1,227
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(786)	(646)	(646)
Property, plant and equipment at beginning period	(786)	(646)
Depreciation charge	(292)	(225)
Disposals	224	85
Property, plant and equipment at ending period	(854)	(786)	(646)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	351	351
Property, plant and equipment at beginning period	351
Property, plant and equipment at ending period	317	351
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	620	574	574
Property, plant and equipment at beginning period	620	574
Additions	30	46
Property, plant and equipment at ending period	650	620	574
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(269)	(209)	(209)
Property, plant and equipment at beginning period	(269)	(209)
Depreciation charge	(64)	(60)
Property, plant and equipment at ending period	€ (333)	€ (269)	€ (209)